Basis of Presentation	9 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Basis of Presentation

2.    Basis of Presentation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated.

Stock Splits

In June 2013, the Company effected a 4-for-1 stock split of all outstanding shares of redeemable convertible preferred stock. In addition, in September 2014, the Company effected a 2-for-1 stock split of all outstanding shares of the Company’s capital stock, including common stock and redeemable convertible preferred stock.

On May 27, 2015, the Company effected a 3-for-2 stock split of all outstanding shares of the Company’s capital stock, including its common stock and its redeemable convertible preferred stock. All share, option, RSU, warrant, and per share information presented in the consolidated financial statements has been adjusted to reflect the stock splits on a retroactive basis for all periods presented and all share information is rounded down to the nearest whole share after reflecting the stock splits.

Use of Estimates

The preparation of consolidated financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The estimates and assumptions made by management related to revenue recognition, accruals for the Fitbit Force recall, reserves for sales returns and incentives, reserves for warranty, valuation of stock options, fair value of warrant liability and derivative assets and liabilities, allowance for doubtful accounts, inventory valuation, and the valuations of deferred income tax assets and uncertain tax positions. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Changes to Previously Issued Financial Statements

The Company has reclassified certain amounts from its previously issued consolidated financial statements to conform to the presentation for 2014. Specifically, the Company revised its presentation of its sales returns reserve, except for estimated returns for the Fitbit Force product recall, previously included in accrued liabilities, which is now presented as a reduction to accounts receivable. Accordingly, the accounts receivable and accrued liabilities decreased by $15.4 million on the consolidated balance sheet as of December 31, 2013. Additionally, the Company decreased both accounts receivable and deferred revenue by $16.8 million as of December 31, 2013 for amounts billed and in transit for which legal transfer of title had not yet occurred. These changes had no impact on the consolidated statements of operations or consolidated statements of cash flows.

The Company had certain immaterial reclassifications within the consolidated statements of cash flows to conform to the current year presentation. These reclassifications had no impact on the net change in cash and cash equivalents within the consolidated statements of cash flows.

During the preparation of the consolidated financial statements as of and for the year ended December 31, 2014, the Company identified errors within the Company’s consolidated statements of cash flows for the years ended December 31, 2012 and 2013, which financial statements were revised to correct the errors. The Company revised the consolidated statement of cash flows for the year ended December 31, 2012 to decrease both net cash used in operating activities and net cash provided by financing activities by $0.4 million and for the year ended December 31, 2013 to increase net cash provided by operating activities and decrease net cash provided by financing activities by $0.2 million. The Company evaluated the errors and concluded that they were not material to the 2012 and 2013 financial statements.

During the preparation of the consolidated financial statements as of and for the quarter ended March 31, 2015, the Company identified an error within the consolidated statement of cash flows for the year ended December 31, 2014. The Company revised the consolidated statement of cash flows for the year ended December 31, 2014 to correct an immaterial error in classification related to accruals for capital expenditure items. The revision increased both net cash provided by operating activities and net cash used in investing activities by $1.9 million. This had no impact on the net change in cash and cash equivalents within the consolidated statements of cash flows. The Company evaluated the error and concluded that it was not material to the 2014 financial statements.

Comprehensive Income (Loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income, net of tax. Other comprehensive income refers to revenue, expenses, and gains and losses that are recorded as an element of stockholders’ equity but are excluded from net income (loss). The Company’s other comprehensive income consists of net unrealized gains and losses on derivative instruments accounted for as cash flow hedges, foreign currency translation adjustments from those subsidiaries not using the U.S. dollar as their functional currency, and unrealized gains and losses on available-for-sale securities.

Unaudited Interim Consolidated Financial Statements

The accompanying interim consolidated balance sheet as of September 30, 2015, the interim consolidated statements of operations, comprehensive income (loss), and cash flows for the nine months ended September 30, 2014 and 2015, and the interim consolidated statement of redeemable convertible preferred stock and stockholders’ equity (deficit) for the nine months ended September 30, 2015 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the audited consolidated financial statements, and in management’s opinion, includes all adjustments, consisting of only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of September 30, 2015 and its results of operations and cash flows for the nine months ended September 30, 2014 and 2015. The financial data and the other financial information disclosed in the notes to these consolidated financial statements related to the nine-month periods are also unaudited. The results of operations for the nine months ended September 30, 2015 are not necessarily indicative of the results to be expected for the full fiscal year or any other period.